INCOME TAX EXPENSES	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSES

17. INCOME TAX EXPENSES

Caymans and BVIs

The Company and its subsidiary, JE Cleantech International Ltd., are domiciled in the Cayman Islands and the British Virgin Islands, respectively. Both localities currently enjoy permanent income tax holidays; accordingly, the Company and JE Cleantech International Ltd. do not accrue for income taxes.

Singapore

The Company’s subsidiaries, JCS-Echigo Pte. Ltd. and Hygieia Warewashing Pte. Ltd, are considered Singapore tax resident enterprises under Singapore tax laws; accordingly, they are subject to enterprise income tax on their taxable income as determined under Singapore tax laws and accounting standards at a statutory tax rate of 17% (2023: 17%).

The income tax provision consists of the following components:

	For the six-month period ended June 30,
	2023	2024
	SGD’000	SGD’000
Income tax:
Current year	74	238
Current Income Tax	74	238

Deferred tax:
Current year	-	(64)
Deferred Income Tax	-	(64)
Income Tax Expense	74	174

The income tax expense varied from the amount of income tax expense determined by applying the Singapore income tax rate of 17% (2023: 17%) to profit before income tax as a result of the following differences:

	For the six-month period ended June 30,
	2023	2024
	SGD’000	SGD’000
Income before tax expenses:	353	772

Tax at the domestic income tax rate	60	131
Tax effect of expenses that are not deductible in determining taxable profit	14	43
Income Tax Expense	74	174